Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Operating Lease Cost	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	June 30, 2024	December 31, 2023
	(unaudited)
Right of use assets	$233,357	$537,032

Operating lease liabilities, current	32,901	151,260
Operating lease liabilities, noncurrent	228,240	372,725
Total operating lease liabilities	$261,141	$523,985
Other information about the Company’s leases is as follows:
	For the Six Months Ended June 30,
	2024	2023
Weighted average remaining lease term (years)	40.1	32.9
Weighted average discount rate	11%	11%

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:
June 30, 2024
For the year ending December 31, 2024	18,912
For the year ending December 31, 2025	35,764
For the year ending December 31, 2026	—
For the year ending December 31, 2027	33,180
For the year ending December 31, 2028	33,180
Thereafter	1,260,839
Total lease payments	1,381,875
Less: Imputed interest	(1,120,734)
Present value of operating lease liabilities	$261,141
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2023:
December 31, 2023
For the year ending December 31, 2024	168,109
For the year ending December 31, 2025	166,049
For the year ending December 31, 2026	—
For the year ending December 31, 2027	33,180
For the year ending December 31, 2028	33,180
Thereafter	1,260,839
Total lease payments	1,661,357
Less: Imputed interest	(1,137,372)
Present value of operating lease liabilities	$523,985

Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.
	December 31, 2023	December 31, 2022
Right of use assets	$537,032	$194,929
Operating lease liabilities, current	151,260	—
Operating lease liabilities, noncurrent	372,725	198,718
Total operating lease liabilities	$523,985	$198,718
Other information about the Company’s leases is as follows:
	For the Year Ended December 31, 2023	For the Period from its Inception on November 8, 2022 through December 31, 2022
Operating cash flows used in operating leases	$173,267	$—
Weighted average remaining lease term (years)	32.4	44.9
Weighted average discount rate	10%	11%